CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - ARS ($) $ in Thousands		12 Months Ended
	Nov. 13, 2019	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Acquisition cost		$ 3,715,523	$ 994,866
Treasury Shares [Member]
Equity [Abstract]
Shares issued (in shares)		41,734,225	9,886,755
Par value (in pesos per share)		$ 1	$ 1
Percentage of share capital	3.706%	5.25%	1.24%
Acquisition cost	$ 5,507,893	$ 3,715,523	$ 994,866